Financial and capital risk management (Details 10) bbl in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2024 USD ($) bbl	Dec. 31, 2023 USD ($) bbl
IfrsStatementLineItems [Line Items]
Fair value of liabilities	$ 16	$ (24)
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities
Bunker Oil Call Options Bought [Member]
IfrsStatementLineItems [Line Items]
Notional amount per barrel | bbl	12,763,500	19,907,250
Average strike per ton	91
Fair value of liabilities	$ 12	$ 45
Financial settlement inflows outflows	1
Value at risk	7
Bunker Oil Call Options Bought [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Value at risk	$ 12
Bunker Oil Put Options Sold [Member]
IfrsStatementLineItems [Line Items]
Notional amount per barrel | bbl	12,763,500	19,907,250
Average strike per ton	59
Fair value of liabilities		$ (22)
Bunker Oil Forwards Contract Bought [Member]
IfrsStatementLineItems [Line Items]
Notional amount per barrel | bbl	330	1,210
Average strike per ton	15,636
Fair value of liabilities	$ 4	$ 7
Financial settlement inflows outflows	11
Value at risk	1
Bunker Oil Forwards Contract Bought [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Value at risk	4
Forward Freight [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	16	$ 30
Financial settlement inflows outflows	12
Value at risk	8
Forward Freight [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Value at risk	$ 16